Provisions for employees' benefits (Details 3) - Pension Trust [Member] - COP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of defined benefit plans [line items]
Assets of benefit plan	$ 12,352,511	$ 12,474,408
Variable yield
Disclosure of defined benefit plans [line items]
Debt instruments, amount contributed to fair value of plan assets	653,828	605,380
Other local currency
Disclosure of defined benefit plans [line items]
Debt instruments, amount contributed to fair value of plan assets	2,219,634	2,340,825
Other foreign currency
Disclosure of defined benefit plans [line items]
Cash and cash equivalents, amount contributed to fair value of plan assets	691,658	503,653
Bonds issued by the national government
Disclosure of defined benefit plans [line items]
Debt instruments, amount contributed to fair value of plan assets	4,307,972	4,349,400
Bonds of private entities
Disclosure of defined benefit plans [line items]
Debt instruments, amount contributed to fair value of plan assets	2,910,071	2,967,030
Other public bonds
Disclosure of defined benefit plans [line items]
Debt instruments, amount contributed to fair value of plan assets	1,014,663	1,149,200
Bonds of foreign entities
Disclosure of defined benefit plans [line items]
Debt instruments, amount contributed to fair value of plan assets	$ 554,685	$ 558,920